Investments, Including Investments Accounted for Using the Equity Method	3 Months Ended
Mar. 31, 2017
Investments Schedule [Abstract]
Investments, Including Investments Accounted for Using the Equity Method

NOTE 8. INVESTMENTS, INCLUDING INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Certificates of Deposit and U.S. Treasury Securities

Short-term investments consist of certificates of deposit having maturity dates of less than twelve months.

Long-term investments consist of certificates of deposit having maturity dates in excess of twelve months, and U.S. Treasury securities. The U.S. Treasury securities and the certificates of deposit have maturity dates ranging from 2018 through 2021. We have the intent and the ability to hold the investments to maturity. Certificates of deposit and U.S. Treasury securities are stated at carrying value which approximates fair value.

Long-term investments consist of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
U.S. Treasury securities	$–	$810,319	$2,281,702
Certificates of deposit	–	374,879	458,743

	$–	$1,185,198	$2,740,445

Convertible Note Receivable

On September 13, 2016, we purchased an unsecured convertible note receivable from Breezeway Homes, Inc., which we refer to as “Breezeway,” for the principal sum of $100,000. The note bears interest at three percent (3%) per annum. Principal and accrued interest are payable on demand at the earlier of December 31, 2018 or the closing of Breezeway’s next equity financing. The conversion provisions will be determined by the amount, date, and terms of Breezeway’s next equity financing. At December 31, 2016 and March 31, 2017, the balance of the note plus accrued interest is $100,896 and $101,646 (unaudited), respectively.

Investment in Unconsolidated Affiliates

We have various investments in equity method affiliates, whose businesses are in real estate and real estate services. Our interests in affiliates range from 7.15% to 30%. Two of the investments in affiliates, with a carrying amount of $325,475 and $382,369 (unaudited) as of December 31, 2016 and March 31, 2017, respectively, are managed by a member of our board of directors.

The following table is a reconciliation of our investments in equity affiliates as presented in investments on the consolidated balance sheets:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Beginning of period	$47,263	$657,528	$871,918
Additional investments in unconsolidated affiliates	670,232	258,166	66,000
Distributions received	(32,000)	(16,515)	(2,700)
Sale of investment in unconsolidated affiliate	(31,780)	–	–
Equity in net income (loss) of unconsolidated affiliates	3,813	(27,261)	(8,231)

End of period	$657,528	$871,918	$926,987